SHARE CAPITAL (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE CAPITAL
Authorized shares	1,400,000,000	1,400,000,000
Subscribed and paid-in shares
Total shares	961,827,000	961,827,000
Subscribed and paid capital (nominal value)	$ 480,914	$ 480,914
Dividends declared
Minimum mandatory percentage of annual net income	50.00%
Mandatory percentage of annual net income if total reserves exceeds outstanding capital	70.00%
Minimum percentage of shareholder approval required to defer distribution of annual net income	78.00%
Quorum of subscribed preferred shareholders attendance which is required for valid vote	80.00%
Cash dividends per share	$ 3,120	$ 260	$ 1,638	$ 1,092	$ 1,020
Legal reserves
Dividends declared
Minimum percentage of annual net income required to be appropriated to reserves	10.00%
Maximum reserve balance, as a percentage of total paid-in capital	50.00%
Common shares
Subscribed and paid-in shares
Total shares	509,704,584	509,704,584
Nominal value per share	$ 500	$ 500
Dividends declared
Minimum percentage of subscribed shareholder approval required to pay a deferred distribution in equity securities	80.00%
Preference shares
Subscribed and paid-in shares
Total shares	452,122,416	452,122,416
Nominal value per share	$ 500	$ 500
Dividends declared
Minimum percentage of subscribed shareholder approval required to pay a deferred distribution in equity securities	80.00%
Non-cumulative minimum preferred dividend, as a percentage of annual subscription price	1.00%
Quorum of subscribed preferred shareholders attendance which is required for valid vote	80.00%